August 3, 2022

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Blackstone Alternative Investment Funds (File No. 333-185238) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus dated July 29, 2022, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 37) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on July 29, 2022 via EDGAR (Accession Number: 0001193125-22-206092).

Please direct any questions or comments to the attention of the undersigned at 646-283-5229.

Very truly yours,

/s/ Stephen D. Adams

Vice President

Blackstone Alternative Investment Advisors LLC

cc:	Kevin Michel, Esq., Blackstone Alternative Investment Advisors LLC

James E. Thomas, Esq., Ropes & Gray LLP

Sarah Clinton, Esq., Ropes & Gray LLP